Summary of Significant Accounting Policies - Finite lived acquired intangible assets (Table) (Details)	12 Months Ended
Dec. 31, 2021
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods	32 years
Port terminal operating rights [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods	47 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods	20 years